Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Receivables
	December 31, 2025		December 31, 2024
Installment contracts receivable	US$	21,516,722	US$	81,160
Rent receivable		26,010		-
Other receivables		308,342		343,998
Amount due from related parties		280,809		330
Amount due from immediate holding company (DDPCW)		111,764		106,780
	US$	22,243,647	US$	532,268